Condensed consolidated statements of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net income (including non-controlling interests)	$ 8,256	$ 6,576
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,316	1,221
Interest expense	158	199
Interest income	(54)	(32)
Income tax expense (note 6)	1,381	946
Income from associates, joint ventures and other investments	(1,137)	(1,043)
Provisions on pension and other post-employment benefit liabilities	121	100
Net gain on disposal of subsidiaries	0	(104)
Change in fair value adjustment on call option on Mandatory Convertible Bonds (note 8)	10	(37)
Foreign exchange effects, write-downs of inventories to net realizable value, provisions and other non-cash operating expenses (net)	391	757
Changes in assets and liabilities that provided (required) cash:
Change in working capital	(3,055)	(3,535)
Interest paid	(204)	(286)
Interest received	46	30
Cash contributions to plan assets and benefits paid for pensions and other post-employment benefit liabilities	(116)	(133)
VAT and other amounts recoverable from public authorities	(354)	53
Dividends received from associates, joint ventures and other investments	245	115
Income tax paid	(2,026)	(821)
Provision movements and other liabilities	(390)	(697)
Net cash provided by operating activities	4,588	3,309
Investing activities:
Purchase of property, plant and equipment and intangibles	(1,184)	(1,188)
Acquisitions of net assets of subsidiaries, net of cash acquired of 30 and nil for the six months ended June 30, 2022 and June 30, 2021 respectively (note 3)	(895)	0
Lease installments relating to ArcelorMittal Italia acquisition	0	(14)
Disposal of net assets of subsidiaries, net of cash disposed of nil and (4) for the six months ended June 30, 2022 and June 30, 2021 respectively	0	(4)
Disposal of common shares in Cleveland-Cliffs	0	1,377
Proceeds from repayment of cash collateral for the TSR receivables retained in ArcelorMittal USA	0	260
Other investing activities (net)	(68)	(45)
Net cash (used in) provided by investing activities	(2,147)	386
Financing activities:
Proceeds from short-term and long-term debt	1,495	229
Payments of short-term and long-term debt	(727)	(3,085)
Share buyback (note 5)	(2,000)	(1,647)
Dividends paid (note 5)	(510)	(366)
Repayment of cash pooling liability to Acciaierie d'Italia	0	(199)
Payment of principal portion of lease liabilities and other financing activities	(94)	(100)
Net cash used in financing activities	(1,836)	(5,168)
Net increase (decrease) in cash and cash equivalents	605	(1,473)
Effect of exchange rate changes on cash	(363)	(59)
Cash and cash equivalents:
At the beginning of the period	4,215	5,600
Reclassification of the period-end cash and cash equivalents from assets held for sale	0	3
At the end of the period	$ 4,457	$ 4,071